SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($)	3 Months Ended									12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Selected Quarterly Financial Information [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating loss	(8,541,024)	(9,355,293)	(9,474,796)	(13,763,112)	(3,830,190)	(129,710)	(13,701)	(24,912)	0	(36,423,391)	(168,323)	(17,452)
Net loss	$ (10,056,696)	$ (9,844,711)	$ (9,474,818)	$ (13,763,235)	$ (3,830,195)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (36,912,959)	$ (168,323)	$ (164)
Loss per share (basic) (in dollars per share)		$ (0.11)	$ (0.11)	$ (0.17)	$ (0.05)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Loss per share (diluted) (in dollars per share)		$ (0.11)	$ (0.11)	$ (0.17)	$ (0.05)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)